John Hancock
Short Duration Credit Opportunities Fund
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.5%					$3,254,780
(Cost $3,248,213)
U.S. Government Agency 0.5%					3,254,780
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.623%) (A)	2.780	04-01-46		831,716	848,798
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	3.638	12-01-42		354,644	364,876
30 Yr Pass Thru (12 month LIBOR + 1.620%) (A)	3.658	05-01-43		215,676	221,771
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	3.743	01-01-37		47,503	49,759
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.600%) (A)	2.287	08-01-45		173,049	176,180
30 Yr Pass Thru (12 month LIBOR + 1.582%) (A)	2.828	12-01-44		704,526	722,628
30 Yr Pass Thru (12 month LIBOR + 1.779%) (A)	3.884	04-01-44		336,310	352,288
30 Yr Pass Thru (12 month LIBOR + 1.765%) (A)	4.008	10-01-38		114,460	119,898
30 Yr Pass Thru (1 Year CMT + 2.231%) (A)	4.235	01-01-37		204,573	213,002
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		86,724	96,337

30 Yr Pass Thru	6.000	08-15-35		77,021	89,243
Foreign government obligations 10.6%					$73,042,538
(Cost $87,882,494)
Angola 0.3%					2,008,697
Republic of Angola
Bond (6 month LIBOR + 4.500%) (A)	6.388	12-07-23		368,000	198,720
Bond (B)	9.125	11-26-49		834,000	353,663
Bond (B)	9.375	05-08-48		187,000	79,706
Bond	9.375	05-08-48		788,000	335,269
Bond (6 month LIBOR + 7.500%) (A)	9.412	07-01-23		1,048,462	570,278
Bond	9.500	11-12-25		1,002,000	471,061
Argentina 0.3%					2,347,451
Republic of Argentina
Bond	3.375	01-15-23	EUR	701,000	184,218
Bond	4.625	01-11-23		117,000	32,761
Bond	5.000	01-15-27	EUR	107,000	26,230
Bond	5.625	01-26-22		457,000	126,361
Bond	5.875	01-11-28		207,000	52,063
Bond	6.625	07-06-28		229,000	56,678
Bond	6.875	04-22-21		689,000	196,710
Bond	6.875	01-26-27		1,400,000	350,014
Bond	7.500	04-22-26		254,000	67,313
Bond	7.820	12-31-33	EUR	4,029,596	1,255,103
Bahrain 0.1%					404,657
Kingdom of Bahrain
Bond (B)	7.000	10-12-28		408,000	404,657
Belarus 0.1%					430,131
Republic of Belarus
Bond	6.200	02-28-30		200,000	179,292
Bond	7.625	06-29-27		255,000	250,839
Benin 0.1%					386,877
Republic of Benin
Bond (B)	5.750	03-26-26	EUR	428,000	386,877
Brazil 0.5%					3,247,442
Federative Republic of Brazil
Bill (C)	2.954	07-01-20	BRL	480,000	87,828
Bond	5.000	01-27-45		753,000	700,290
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Note	10.000	01-01-21	BRL	4,870,000	$965,011
Note	10.000	01-01-23	BRL	1,490,000	315,937
Note	10.000	01-01-25	BRL	1,670,000	359,557
Note	10.000	01-01-27	BRL	2,740,000	592,145
Note	10.000	01-01-29	BRL	695,000	151,221
Note	10.000	01-01-31	BRL	350,000	75,453
Cameroon 0.0%					80,319
Republic of Cameroon
Bond (B)	9.500	11-19-25		94,000	80,319
Cayman Islands 0.1%					787,058
Brazil Minas SPE
Bond	5.333	02-15-28		696,800	692,452
Bond (B)	5.333	02-15-28		95,200	94,606
Chile 0.1%					504,280
Republic of Chile
Bond	4.500	03-01-26	CLP	170,000,000	233,358
Bond (B)	4.700	09-01-30	CLP	190,000,000	270,922
Colombia 0.4%					2,841,176
Republic of Colombia
Bond	4.375	03-21-23	COP	1,230,000,000	296,428
Bond	4.500	01-28-26		82,000	83,641
Bond	4.500	03-15-29		317,000	320,173
Bond	8.125	05-21-24		247,000	284,979
Bond	9.750	07-26-28	COP	427,000,000	110,239
Bond	9.850	06-28-27	COP	4,650,000,000	1,342,616
Bond	10.375	01-28-33		278,000	403,100
Costa Rica 0.0%					318,733
Republic of Costa Rica
Bond	4.375	04-30-25		200,000	164,500
Bond	6.125	02-19-31		191,000	154,233
Czech Republic 0.1%					815,905
Czech Republic
Bond	0.250	02-10-27	CZK	9,020,000	343,600
Bond	0.950	05-15-30	CZK	5,730,000	223,630
Bond	1.000	06-26-26	CZK	2,620,000	105,210
Bond	2.400	09-17-25	CZK	870,000	37,443
Bond	4.200	12-04-36	CZK	1,900,000	106,022
Dominican Republic 0.3%					1,819,771
Government of Dominican Republic
Bond	5.500	01-27-25		202,000	188,870
Bond (B)	5.875	04-18-24		93,000	89,745
Bond (B)	5.875	01-30-60		503,000	401,143
Bond	5.950	01-25-27		290,000	261,725
Bond	6.600	01-28-24		347,000	338,325
Bond (B)	7.450	04-30-44		595,000	539,963
Ecuador 0.3%					1,866,455
Republic of Ecuador
Bond	7.875	03-27-25		446,000	127,110
Bond (B)	7.875	01-23-28		437,000	124,003
Bond	7.875	01-23-28		440,000	124,854
Bond	8.875	10-23-27		2,123,000	605,076
Bond	9.625	06-02-27		200,000	56,752
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Ecuador (continued)
Bond	9.650	12-13-26		200,000	$56,502
Bond	10.750	03-28-22		233,000	73,397
Bond (B)	10.750	01-31-29		2,441,000	698,761
Egypt 0.4%					2,734,589
Arab Republic of Egypt
Bond (B)	4.750	04-16-26	EUR	125,000	116,015
Bond (B)	5.625	04-16-30	EUR	1,251,000	1,122,474
Bond (B)	6.125	01-31-22		609,000	605,786
Bond (B)	6.375	04-11-31	EUR	214,000	196,181
Bond (B)	8.150	11-20-59		181,000	157,470
Bond (B)	8.500	01-31-47		603,000	536,663
El Salvador 0.2%					1,453,735
Republic of El Salvador
Bond	5.875	01-30-25		198,000	157,905
Bond	7.650	06-15-35		456,000	360,240
Bond	8.250	04-10-32		980,000	798,700
Bond	8.625	02-28-29		162,000	136,890
Gabon 0.1%					545,774
Republic of Gabon
Bond	6.375	12-12-24		450,000	321,696
Bond (B)	6.950	06-16-25		319,000	224,078
Ghana 0.3%					2,098,816
Republic of Ghana
Bond (B)	6.375	02-11-27		333,000	256,410
Bond	7.625	05-16-29		391,000	298,570
Bond (B)	7.875	03-26-27		167,000	132,164
Bond (B)	7.875	02-11-35		298,000	223,947
Bond (B)	8.125	01-18-26		48,000	39,554
Bond (B)	8.627	06-16-49		177,000	132,794
Bond (B)	8.950	03-26-51		666,000	502,671
Bond (B)	10.750	10-14-30		494,000	512,706
Indonesia 0.7%					4,560,411
Republic of Indonesia
Bond	2.850	02-14-30		208,000	201,526
Bond (B)	3.850	07-18-27		656,000	675,921
Bond	5.250	01-17-42		402,000	456,334
Bond (B)	5.250	01-08-47		52,000	59,206
Bond	7.000	09-15-30	IDR	1,743,000,000	110,439
Bond	7.500	05-15-38	IDR	2,889,000,000	181,514
Bond	8.250	05-15-36	IDR	8,904,000,000	601,224
Bond	8.375	03-15-24	IDR	13,319,000,000	926,199
Bond	8.375	09-15-26	IDR	6,881,000,000	476,323
Bond	8.375	03-15-34	IDR	9,700,000,000	658,622
Bond	8.375	04-15-39	IDR	1,902,000,000	128,786
Bond	8.750	05-15-31	IDR	338,000,000	23,680
Bond	9.000	03-15-29	IDR	442,000,000	31,585
Bond	9.500	07-15-31	IDR	390,000,000	29,052
Ivory Coast 0.2%					1,391,112
Republic of Ivory Coast
Bond (B)	5.875	10-17-31	EUR	557,000	495,074
Bond	5.875	10-17-31	EUR	344,000	305,755
Bond	6.125	06-15-33		400,000	342,898
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Ivory Coast (continued)
Bond	6.875	10-17-40	EUR	276,000	$247,385
Jamaica 0.1%					409,423
Government of Jamaica
Bond	7.875	07-28-45		389,000	409,423
Kenya 0.2%					1,174,950
Republic of Kenya
Bond	6.875	06-24-24		339,000	310,208
Bond (B)	7.000	05-22-27		211,000	191,483
Bond	7.250	02-28-28		249,000	223,039
Bond	8.250	02-28-48		505,000	450,220
Lebanon 0.1%					458,642
Republic of Lebanon
Bond (D)	6.000	01-27-23		313,000	49,298
Bond (D)	6.650	04-22-24		475,000	74,813
Bond (D)	6.750	11-29-27		500,000	78,750
Bond (D)	8.200	05-17-33		1,309,000	206,168
Bond (D)	8.250	04-12-21		315,000	49,613
Malaysia 0.2%					1,090,061
Government of Malaysia
Bond	3.502	05-31-27	MYR	416,000	101,673
Bond	3.620	11-30-21	MYR	290,000	68,760
Bond	3.733	06-15-28	MYR	450,000	110,865
Bond	3.885	08-15-29	MYR	1,129,000	283,875
Bond	3.899	11-16-27	MYR	347,000	86,702
Bond	3.906	07-15-26	MYR	1,270,000	315,149
Bond	4.498	04-15-30	MYR	470,000	123,037
Mexico 0.6%					4,409,079
Government of Mexico
Bond	4.500	04-22-29		291,000	291,728
Bond	4.750	04-27-32		1,053,000	1,061,424
Bond	4.750	03-08-44		128,000	118,209
Bond	5.750	03-05-26	MXN	9,530,000	392,070
Bond	6.050	01-11-40		132,000	143,716
Bond	7.500	06-03-27	MXN	18,780,000	836,314
Bond	7.750	11-13-42	MXN	12,400,000	511,687
Bond	8.500	11-18-38	MXN	6,410,000	290,212
Bond	10.000	12-05-24	MXN	15,616,500	763,719
Mozambique 0.1%					442,639
Republic of Mozambique
Bond (B)	5.000	09-15-31		646,000	442,639
Nigeria 0.3%					2,277,011
Federal Republic of Nigeria
Bond (B)	6.500	11-28-27		1,078,000	812,739
Bond (B)	7.143	02-23-30		701,000	524,550
Bond (B)	7.625	11-28-47		268,000	195,640
Bond (B)	7.875	02-16-32		664,000	500,519
Bond (B)	8.747	01-21-31		305,000	243,563
Oman 0.2%					1,305,415
Sultanate of Oman
Bond	3.625	06-15-21		521,000	498,804
Bond (B)	3.875	03-08-22		296,000	270,840
Bond (B)	4.875	02-01-25		10,000	8,186
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Oman (continued)
Bond (B)	5.375	03-08-27		507,000	$387,169
Bond	6.750	01-17-48		200,000	140,416
Pakistan 0.1%					618,050
Republic of Pakistan
Bond	6.875	12-05-27		716,000	618,050
Panama 0.1%					543,665
Republic of Panama
Bond	3.160	01-23-30		533,000	543,665
Papua New Guinea 0.1%					967,305
Independent State of Papua New Guinea
Bond (B)	8.375	10-04-28		1,093,000	967,305
Peru 0.2%					1,388,984
Republic of Peru
Bond (B)	5.400	08-12-34	PEN	670,000	204,254
Bond (B)	5.940	02-12-29	PEN	410,000	136,920
Bond (B)	6.150	08-12-32	PEN	2,491,000	818,608
Bond	6.550	03-14-37		160,000	229,202
Poland 0.3%					2,194,752
Republic of Poland
Bond	2.250	10-25-24	PLN	640,000	163,928
Bond	2.500	07-25-26	PLN	3,686,000	958,339
Bond	2.750	10-25-29	PLN	710,000	190,497
Bond	3.250	07-25-25	PLN	350,000	93,975
Bond	4.000	10-25-23	PLN	540,000	145,046
Bond	5.750	10-25-21	PLN	420,000	109,067
Bond	5.750	09-23-22	PLN	1,976,000	533,900
Qatar 0.3%					1,999,611
State of Qatar
Bond (B)	4.000	03-14-29		1,258,000	1,395,852
Bond	4.000	03-14-29		235,000	260,139
Bond (B)	5.103	04-23-48		276,000	343,620
Romania 0.2%					1,226,275
Government of Romania
Bond	3.875	10-29-35	EUR	580,000	629,924
Bond	4.125	03-11-39	EUR	70,000	74,799
Bond (B)	4.625	04-03-49	EUR	136,000	149,736
Bond	5.000	02-12-29	RON	1,625,000	371,816
Russia 0.6%					4,201,758
Government of Russia
Bond	5.100	03-28-35		400,000	468,843
Bond	5.250	06-23-47		800,000	990,832
Bond	7.050	01-19-28	RUB	51,960,000	752,983
Bond	7.400	12-07-22	RUB	35,385,000	501,095
Bond	7.600	07-20-22	RUB	1,540,000	21,760
Bond	7.700	03-23-33	RUB	29,600,000	454,895
Bond	7.700	03-16-39	RUB	6,300,000	98,977
Bond	7.750	09-16-26	RUB	16,010,000	239,446
Bond	7.950	10-07-26	RUB	21,710,000	327,621
Bond	8.150	02-03-27	RUB	22,520,000	345,306
Saudi Arabia 0.3%					2,176,479
Kingdom of Saudi Arabia
Bond (B)	3.250	10-22-30		508,000	512,877
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Saudi Arabia (continued)
Bond (B)	4.500	04-17-30		106,000	$118,412
Bond (B)	4.500	10-26-46		99,000	102,485
Bond	4.500	10-26-46		866,000	897,089
Bond (B)	4.500	04-22-60		548,000	545,616
Senegal 0.1%					489,302
Republic of Senegal
Bond (B)	6.250	05-23-33		560,000	489,302
South Africa 0.4%					3,041,729
Republic of South Africa
Bond	4.665	01-17-24		56,000	55,115
Bond	4.875	04-14-26		207,000	192,242
Bond	5.000	10-12-46		55,000	41,001
Bond	5.750	09-30-49		400,000	312,032
Bond	5.875	06-22-30		164,000	150,470
Bond	6.250	03-31-36	ZAR	30,315,000	1,021,181
Bond	6.300	06-22-48		78,000	64,740
Bond	6.500	02-28-41	ZAR	616,000	19,824
Bond	7.000	02-28-31	ZAR	10,650,000	443,973
Bond	8.875	02-28-35	ZAR	3,420,000	151,338
Bond	10.500	12-21-26	ZAR	9,985,000	589,813
Sri Lanka 0.1%					1,057,203
Republic of Sri Lanka
Bond (B)	5.750	04-18-23		139,000	82,725
Bond	6.200	05-11-27		196,000	109,698
Bond	6.250	07-27-21		477,000	343,517
Bond (B)	6.750	04-18-28		624,000	352,509
Bond	6.850	11-03-25		200,000	113,948
Bond (B)	7.850	03-14-29		97,000	54,806
Thailand 0.1%					881,428
Kingdom of Thailand
Bond	2.875	12-17-28	THB	1,560,000	54,748
Bond	3.775	06-25-32	THB	21,160,000	826,680
Trinidad and Tobago 0.0%					385,400
Republic of Trinidad and Tobago
Bond	4.375	01-16-24		410,000	385,400
Tunisia 0.0%					266,780
Banque Centrale de Tunisia
Bond	5.625	02-17-24	EUR	294,000	266,780
Turkey 0.5%					3,301,690
Hazine Mustesarligi Varlik Kiralama AS
Bond (B)	5.800	02-21-22		119,000	117,467
Republic of Turkey
Bond	5.125	02-17-28		341,000	295,115
Bond	5.250	03-13-30		175,000	145,250
Bond	5.750	03-22-24		100,000	96,365
Bond	5.750	05-11-47		299,000	226,947
Bond	6.125	10-24-28		220,000	199,281
Bond	6.250	09-26-22		585,000	586,045
Bond	6.875	03-17-36		469,000	423,273
Bond	7.375	02-05-25		521,000	529,085
Bond	7.625	04-26-29		102,000	100,352
Bond	8.000	03-12-25	TRY	3,510,000	445,184
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Turkey (continued)
Bond	10.700	08-17-22	TRY	70,000	$10,295
Bond	11.000	02-24-27	TRY	906,000	127,031
Ukraine 0.6%					3,892,390
Republic of Ukraine
Bond (B)	4.375	01-27-30	EUR	603,000	508,975
Bond (B)	6.750	06-20-26	EUR	301,000	291,577
Bond (B)	7.375	09-25-32		230,000	203,550
Bond	7.750	09-01-21		468,000	451,015
Bond (B)	7.750	09-01-26		248,000	228,772
Bond	7.750	09-01-26		158,000	145,750
Bond (B)	7.750	09-01-27		157,000	143,551
Bond (B)	8.994	02-01-24		564,000	549,183
Bond (B)	9.750	11-01-28		248,000	242,301
GDP-Linked Bond (E)	1.365*	05-31-40		1,528,000	1,127,716
United Arab Emirates 0.0%					278,399
Abu Dhabi Government
Bond (B)	4.125	10-11-47		248,000	278,399
Uruguay 0.2%					1,634,704
Republic of Uruguay
Bond	4.375	10-27-27		183,000	199,701
Bond	4.975	04-20-55		310,000	349,528
Bond	5.100	06-18-50		919,865	1,042,906
Bond (B)	8.500	03-15-28	UYU	2,160,000	42,569
Venezuela 0.0%					109,920
Republic of Venezuela
Bond (D)	7.750	10-13-19		1,374,000	109,920
Zambia 0.0%					176,105
Republic of Zambia
Bond (B)	5.375	09-20-22		126,000	41,580

Bond (B)	8.500	04-14-24		414,000	134,525
Corporate bonds 40.0%					$274,594,993
(Cost $280,717,468)
Communication services 4.5%					30,686,509
Diversified telecommunication services 1.0%
AT&T, Inc.	4.350	03-01-29		1,700,000	1,909,912
Axtel SAB de CV (B)	6.375	11-14-24		214,000	199,555
CenturyLink, Inc. (B)	4.000	02-15-27		411,000	398,670
Intelsat Jackson Holdings SA	5.500	08-01-23		586,000	318,271
Level 3 Financing, Inc. (B)	4.625	09-15-27		632,000	626,186
Midcontinent Communications (B)	5.375	08-15-27		230,000	232,484
Network I2i, Ltd. (5.560% to 1-15-25, then 5 Year CMT + 4.277%) (B)(F)	5.650	01-15-25		93,000	82,305
Telecom Italia Capital SA	6.000	09-30-34		402,000	416,432
Verizon Communications, Inc.	4.329	09-21-28		1,550,000	1,833,740
Ziggo BV (B)	5.500	01-15-27		459,000	466,895
Entertainment 0.3%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24		590,000	548,907
Live Nation Entertainment, Inc. (B)	4.750	10-15-27		480,000	410,395
Netflix, Inc.	4.875	04-15-28		690,000	733,767
Netflix, Inc. (B)	4.875	06-15-30		424,000	454,062
Interactive media and services 0.0%
Twitter, Inc. (B)	3.875	12-15-27		236,000	235,032
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 2.3%
Altice France SA (B)	7.375	05-01-26	845,000	$883,025
CCO Holdings LLC (B)	5.125	05-01-27	520,000	539,942
CCO Holdings LLC (B)	5.375	06-01-29	495,000	522,230
Charter Communications Operating LLC	6.484	10-23-45	2,250,000	2,932,010
Comcast Corp.	3.969	11-01-47	1,425,000	1,675,852
CSC Holdings LLC	5.875	09-15-22	515,000	536,244
CSC Holdings LLC (B)	7.500	04-01-28	1,185,000	1,302,241
Discovery Communications LLC	5.000	09-20-37	2,200,000	2,412,245
DISH DBS Corp.	7.750	07-01-26	614,000	604,790
Omnicom Group, Inc.	4.200	06-01-30	500,000	533,218
Sirius XM Radio, Inc. (B)	4.625	07-15-24	260,000	265,096
Sirius XM Radio, Inc. (B)	5.000	08-01-27	855,000	874,451
TEGNA, Inc. (B)	4.625	03-15-28	478,000	428,408
Telenet Finance Luxembourg Notes Sarl (B)	5.500	03-01-28	600,000	611,931
Terrier Media Buyer, Inc. (B)	8.875	12-15-27	333,000	274,725
The Interpublic Group of Companies, Inc.	4.650	10-01-28	925,000	987,080
Zayo Group Holdings, Inc. (B)	4.000	03-01-27	58,000	56,250
Wireless telecommunication services 0.9%
Millicom International Cellular SA (B)	6.250	03-25-29	139,000	136,220
Sprint Capital Corp.	8.750	03-15-32	148,000	207,940
Sprint Corp.	7.625	02-15-25	1,192,000	1,376,879
T-Mobile USA, Inc. (B)	3.875	04-15-30	850,000	929,773
T-Mobile USA, Inc. (B)	4.500	04-15-50	850,000	990,378
T-Mobile USA, Inc.	5.375	04-15-27	555,000	591,020
T-Mobile USA, Inc.	6.500	01-15-26	325,000	342,875
Vodafone Group PLC	4.250	09-17-50	1,650,000	1,805,073
Consumer discretionary 4.9%				33,595,779
Auto components 0.4%
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26	335,000	306,525
Lear Corp.	5.250	05-15-49	1,975,000	1,773,987
Panther BF Aggregator 2 LP (B)	6.250	05-15-26	495,000	496,386
Panther BF Aggregator 2 LP (B)	8.500	05-15-27	287,000	243,233
Automobiles 1.3%
Ford Motor Company	8.500	04-21-23	398,000	394,020
Ford Motor Credit Company LLC	4.271	01-09-27	2,025,000	1,721,250
Ford Motor Credit Company LLC	5.584	03-18-24	608,000	571,520
General Motors Financial Company, Inc.	4.350	01-17-27	2,000,000	1,818,695
Hyundai Capital America (B)	3.000	10-30-20	925,000	925,156
Hyundai Capital America (B)	3.250	09-20-22	1,175,000	1,164,335
Toyota Motor Credit Corp.	2.900	03-30-23	2,475,000	2,589,620
Diversified consumer services 0.1%
WW International, Inc. (B)	8.625	12-01-25	605,000	601,431
Hotels, restaurants and leisure 1.2%
Churchill Downs, Inc. (B)	5.500	04-01-27	425,000	406,173
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	506,000	484,495
International Game Technology PLC (B)	6.250	01-15-27	502,000	488,039
Marriott International, Inc.	5.750	05-01-25	900,000	940,079
NCL Corp., Ltd. (B)	3.625	12-15-24	472,000	303,260
New Red Finance, Inc. (B)	3.875	01-15-28	180,000	174,584
New Red Finance, Inc. (B)	4.375	01-15-28	435,000	420,623
Royal Caribbean Cruises, Ltd.	2.650	11-28-20	2,150,000	1,956,030
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	247,000	$161,452
Royal Caribbean Cruises, Ltd.	5.250	11-15-22	239,000	173,744
Sands China, Ltd.	4.600	08-08-23	2,100,000	2,158,065
Station Casinos LLC (B)	5.000	10-01-25	480,000	400,176
Household durables 0.2%
KB Home	4.800	11-15-29	275,000	257,125
PulteGroup, Inc.	5.000	01-15-27	464,000	482,421
TopBuild Corp. (B)	5.625	05-01-26	400,000	392,000
Internet and direct marketing retail 0.4%
Expedia Group, Inc.	3.250	02-15-30	3,300,000	2,770,406
Expedia Group, Inc. (B)	6.250	05-01-25	372,000	379,181
Leisure products 0.1%
Diamond Sports Group LLC (B)	5.375	08-15-26	615,000	467,400
Multiline retail 0.3%
Dollar Tree, Inc.	4.000	05-15-25	1,700,000	1,835,734
Specialty retail 0.3%
The TJX Companies, Inc.	4.500	04-15-50	1,700,000	2,085,350
Textiles, apparel and luxury goods 0.6%
Hanesbrands, Inc. (B)	4.625	05-15-24	447,000	446,860
Levi Strauss & Company	5.000	05-01-25	555,000	560,078
The William Carter Company (B)	5.625	03-15-27	407,000	412,600
VF Corp.	2.050	04-23-22	1,850,000	1,869,555
VF Corp.	2.400	04-23-25	950,000	964,191
Consumer staples 1.7%				11,819,661
Beverages 0.1%
Cott Holdings, Inc. (B)	5.500	04-01-25	610,000	613,050
Food and staples retailing 0.5%
Albertsons Companies, Inc. (B)	4.875	02-15-30	463,000	469,366
Albertsons Companies, Inc. (B)	5.875	02-15-28	225,000	235,058
Ingles Markets, Inc.	5.750	06-15-23	509,000	509,000
The Kroger Company	4.450	02-01-47	1,075,000	1,263,477
Walgreens Boots Alliance, Inc.	3.200	04-15-30	1,325,000	1,326,029
Food products 0.6%
Adecoagro SA (B)	6.000	09-21-27	257,000	219,416
Chobani LLC (B)	7.500	04-15-25	460,000	458,068
JBS USA LUX SA (B)	6.500	04-15-29	860,000	905,159
Kraft Heinz Foods Company (B)	3.750	04-01-30	1,050,000	1,066,720
Pilgrim's Pride Corp. (B)	5.750	03-15-25	375,000	378,799
Pilgrim's Pride Corp. (B)	5.875	09-30-27	372,000	376,445
Post Holdings, Inc. (B)	4.625	04-15-30	346,000	339,077
Post Holdings, Inc. (B)	5.000	08-15-26	445,000	443,331
Food, beverage and tobacco 0.3%
Imperial Brands Finance PLC (B)	3.500	07-26-26	1,875,000	1,863,744
Tobacco 0.2%
BAT Capital Corp.	4.700	04-02-27	1,225,000	1,352,922
Energy 6.1%				42,116,792
Energy equipment and services 0.2%
Apergy Corp.	6.375	05-01-26	405,000	332,100
Archrock Partners LP (B)	6.250	04-01-28	380,000	283,100
Inkia Energy, Ltd. (B)	5.875	11-09-27	223,000	209,620
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
SESI LLC	7.750	09-15-24	425,000	$88,026
Transocean, Inc. (B)	8.000	02-01-27	801,000	304,380
Oil, gas and consumable fuels 5.9%
Abu Dhabi Crude Oil Pipeline LLC (B)	3.650	11-02-29	518,000	540,059
Abu Dhabi Crude Oil Pipeline LLC (B)	4.600	11-02-47	665,000	710,054
AI Candelaria Spain SLU (B)	7.500	12-15-28	283,000	256,823
Alta Mesa Holdings LP (D)	7.875	12-15-24	460,000	683
Antero Midstream Partners LP (B)	5.750	03-01-27	996,000	737,040
Antero Midstream Partners LP (B)	5.750	01-15-28	344,000	252,840
Antero Resources Corp.	5.000	03-01-25	600,000	330,000
Apache Corp.	5.100	09-01-40	2,150,000	1,450,235
Boardwalk Pipelines LP	5.950	06-01-26	1,825,000	1,663,731
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	1,825,000	1,819,648
Concho Resources, Inc.	3.750	10-01-27	2,100,000	2,046,501
DCP Midstream Operating LP	5.125	05-15-29	545,000	405,862
Diamondback Energy, Inc.	2.875	12-01-24	2,175,000	1,988,479
Ecopetrol SA	5.875	05-28-45	230,000	201,733
Ecopetrol SA	6.875	04-29-30	189,000	194,910
Empresa Nacional del Petroleo	3.750	08-05-26	210,000	202,609
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	2,125,000	1,848,750
Genesis Energy LP	6.000	05-15-23	469,000	414,033
Genesis Energy LP	7.750	02-01-28	501,000	425,850
Geopark, Ltd. (B)	6.500	09-21-24	245,000	176,498
Hilcorp Energy I LP (B)	5.750	10-01-25	832,000	463,840
Holly Energy Partners LP (B)	5.000	02-01-28	439,000	399,358
KazMunayGas National Company JSC (B)	4.750	04-24-25	407,000	403,563
KazMunayGas National Company JSC	5.375	04-24-30	514,000	508,475
KazMunayGas National Company JSC (B)	5.750	04-19-47	306,000	305,541
KazMunayGas National Company JSC (B)	6.375	10-24-48	330,000	341,601
KazTransGas JSC (B)	4.375	09-26-27	547,000	518,788
Kinder Morgan Energy Partners LP	5.500	03-01-44	975,000	1,098,162
Kosmos Energy, Ltd. (B)	7.125	04-04-26	58,000	36,250
Marathon Petroleum Corp.	3.800	04-01-28	1,025,000	949,306
Marathon Petroleum Corp.	5.125	12-15-26	1,000,000	1,012,805
Murphy Oil Corp.	5.750	08-15-25	238,000	164,220
Murphy Oil Corp.	5.875	12-01-27	411,000	278,946
Murphy Oil USA, Inc.	4.750	09-15-29	420,000	432,474
NAK Naftogaz Ukraine (B)	7.625	11-08-26	299,000	251,380
Oasis Petroleum, Inc. (B)	6.250	05-01-26	150,000	19,500
Oasis Petroleum, Inc.	6.875	03-15-22	475,000	70,656
Occidental Petroleum Corp.	2.600	08-13-21	701,000	655,435
Occidental Petroleum Corp.	3.125	02-15-22	750,000	682,650
Parsley Energy LLC (B)	4.125	02-15-28	236,000	193,520
Pertamina Persero PT (B)	3.650	07-30-29	320,000	305,832
Pertamina Persero PT (B)	5.625	05-20-43	513,000	522,936
Pertamina Persero PT	6.450	05-30-44	363,000	400,881
Petroamazonas EP (B)	4.625	11-06-20	116,667	52,500
Petrobras Global Finance BV	5.999	01-27-28	84,000	81,270
Petrobras Global Finance BV	6.900	03-19-49	456,000	443,460
Petroleos de Venezuela SA (D)	5.375	04-12-27	64,000	2,400
Petroleos de Venezuela SA (D)	6.000	05-16-24	3,771,996	141,450
Petroleos de Venezuela SA (D)	6.000	11-15-26	1,826,000	68,475
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos de Venezuela SA (D)	9.750	05-17-35		3,459,000	$129,713
Petroleos del Peru SA	4.750	06-19-32		306,000	296,823
Petroleos del Peru SA (B)	4.750	06-19-32		177,000	171,692
Petroleos del Peru SA	5.625	06-19-47		628,000	628,000
Petroleos Mexicanos (B)	5.950	01-28-31		552,000	399,814
Petroleos Mexicanos (B)	6.490	01-23-27		333,000	270,729
Petroleos Mexicanos	6.500	01-23-29		1,359,000	1,057,982
Petroleos Mexicanos	6.500	06-02-41		356,000	238,075
Petroleos Mexicanos (B)	6.840	01-23-30		941,000	735,156
Petroleos Mexicanos	6.875	08-04-26		225,000	186,188
Petroleos Mexicanos (B)	6.950	01-28-60		284,000	199,496
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	146,622
Petroleos Mexicanos	7.470	11-12-26	MXN	2,300,000	67,765
Petroleos Mexicanos	7.470	11-12-26	MXN	11,000	324
Petroleos Mexicanos (B)	7.690	01-23-50		2,784,000	2,045,962
Petroleos Mexicanos	7.690	01-23-50		117,000	85,983
Petroleos Mexicanos	9.500	09-15-27		97,000	84,251
Petronas Capital, Ltd. (B)	4.500	03-18-45		452,000	500,524
Phillips 66	3.700	04-06-23		575,000	597,107
QEP Resources, Inc.	5.250	05-01-23		455,000	151,288
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,975,000	2,022,541
Saudi Arabian Oil Company	2.875	04-16-24		200,000	201,010
Saudi Arabian Oil Company (B)	4.250	04-16-39		150,000	154,191
SM Energy Company	6.125	11-15-22		275,000	110,000
Targa Resources Partners LP	6.500	07-15-27		1,254,000	1,128,600
The Oil and Gas Holding Company BSCC (B)	7.625	11-07-24		324,000	315,881
Tullow Oil PLC (B)	7.000	03-01-25		245,000	127,400
Western Midstream Operating LP	5.300	03-01-48		975,000	733,688
Western Midstream Operating LP	5.450	04-01-44		1,375,000	1,038,125
WPX Energy, Inc.	4.500	01-15-30		430,000	350,450
WPX Energy, Inc.	5.750	06-01-26		107,000	96,974
YPF SA (B)	8.500	07-28-25		320,000	155,200
Financials 8.8%					60,478,393
Banks 5.5%
Banco Mercantil del Norte SA (6.750% to 9-27-24, then 5 Year CMT + 4.967%) (B)(F)	6.750	09-27-24		187,000	148,310
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (B)(F)	7.500	06-27-29		124,000	101,705
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26		233,000	222,517
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		115,000	109,826
Bank of America Corp.	3.950	04-21-25		2,550,000	2,744,501
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%)	2.496	02-13-31		850,000	859,245
Barclays PLC	4.836	05-09-28		1,000,000	1,052,792
Brazil Loan Trust 1 (B)	5.477	07-24-23		140,814	141,694
CIT Group, Inc.	6.125	03-09-28		180,000	184,500
Citigroup, Inc.	4.400	06-10-25		4,025,000	4,368,985
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		75,000	76,809
Deutsche Bank AG	3.700	05-30-24		2,325,000	2,249,199
Fifth Third Bancorp	3.650	01-25-24		1,725,000	1,823,854
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		1,700,000	$1,804,429
Intesa Sanpaolo SpA (B)	4.000	09-23-29		2,925,000	2,870,456
JPMorgan Chase & Co.	3.625	12-01-27		1,900,000	2,039,087
JPMorgan Chase Bank NA (B)	3.130	11-23-29	CNY	5,720,000	849,238
KeyBank NA	3.900	04-13-29		2,150,000	2,291,752
Santander Holdings USA, Inc.	3.244	10-05-26		1,900,000	1,846,783
Societe Generale SA (B)	2.625	10-16-24		3,650,000	3,639,746
Standard Chartered PLC (B)	5.700	03-26-44		775,000	944,110
Standard Chartered PLC (2.819% to 1-30-25, then 3 month LIBOR + 1.209%) (B)	2.819	01-30-26		1,900,000	1,896,167
Sumitomo Mitsui Financial Group, Inc.	3.202	09-17-29		1,375,000	1,404,010
The Royal Bank of Scotland Group PLC	6.100	06-10-23		1,975,000	2,138,317
Ukreximbank	9.625	04-27-22		121,000	118,590
Wells Fargo & Company (2.572% to 2-11-30, then 3 month LIBOR + 1.000%)	2.572	02-11-31		1,825,000	1,820,694
Capital markets 2.0%
1MDB Global Investments, Ltd.	4.400	03-09-23		1,000,000	884,980
Credit Suisse Group AG (4.207% to 6-12-23, then 3 month LIBOR + 1.240%) (B)	4.207	06-12-24		2,000,000	2,100,088
MDGH - GMTN BV (B)	4.500	11-07-28		601,000	670,866
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%)	2.699	01-22-31		975,000	997,963
MSCI, Inc. (B)	4.000	11-15-29		395,000	410,089
MV24 Capital BV (B)	6.748	06-01-34		268,208	225,968
State Street Corp. (3.031% to 11-1-29, then SOFR + 1.490%)	3.031	11-01-34		1,725,000	1,809,562
The Goldman Sachs Group, Inc.	3.500	04-01-25		1,350,000	1,435,879
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%)	2.905	07-24-23		2,100,000	2,150,074
Truist Bank	2.250	03-11-30		1,425,000	1,384,558
UBS Group AG (B)	3.491	05-23-23		1,750,000	1,800,958
Consumer finance 0.9%
Ally Financial, Inc.	8.000	11-01-31		452,000	549,939
Capital One Financial Corp.	3.750	03-09-27		3,075,000	3,130,101
Springleaf Finance Corp.	7.125	03-15-26		475,000	440,254
Synchrony Financial	3.700	08-04-26		2,125,000	1,971,523
Insurance 0.4%
Acrisure LLC (B)	7.000	11-15-25		304,000	269,040
Acrisure LLC (B)	8.125	02-15-24		415,000	427,450
Alliant Holdings Intermediate LLC (B)	6.750	10-15-27		485,000	483,836
USAA Capital Corp. (B)	1.500	05-01-23		1,575,000	1,587,949
Health care 2.1%					14,655,544
Biotechnology 0.3%
AbbVie, Inc. (B)	2.950	11-21-26		1,725,000	1,825,765
Health care equipment and supplies 0.0%
Hologic, Inc. (B)	4.375	10-15-25		370,000	371,702
Health care providers and services 1.2%
Centene Corp. (B)	3.375	02-15-30		346,000	349,010
Centene Corp. (B)	4.250	12-15-27		471,000	492,784
CVS Health Corp.	4.300	03-25-28		725,000	816,916
CVS Health Corp.	4.780	03-25-38		125,000	147,273
Encompass Health Corp.	4.500	02-01-28		180,000	180,342
HCA, Inc.	5.250	06-15-49		1,625,000	1,908,582
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.375	09-01-26	595,000	$644,088
HCA, Inc.	5.625	09-01-28	700,000	775,656
LifePoint Health, Inc. (B)	4.375	02-15-27	201,000	188,940
Tenet Healthcare Corp.	4.625	07-15-24	675,000	666,090
Tenet Healthcare Corp. (B)	6.250	02-01-27	515,000	507,069
Tenet Healthcare Corp. (B)	7.500	04-01-25	137,000	147,344
UnitedHealth Group, Inc.	3.875	08-15-59	1,475,000	1,787,528
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (B)	4.250	05-01-28	90,000	90,788
Charles River Laboratories International, Inc. (B)	5.500	04-01-26	470,000	483,348
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	975,000	985,359
Bausch Health Companies, Inc. (B)	7.000	01-15-28	615,000	638,063
Catalent Pharma Solutions, Inc. (B)	5.000	07-15-27	465,000	474,300
Endo DAC (B)	6.000	02-01-25	505,000	361,075
IQVIA, Inc. (B)	5.000	05-15-27	580,000	595,770
Par Pharmaceutical, Inc. (B)	7.500	04-01-27	215,000	217,752
Industrials 2.2%				15,063,246
Aerospace and defense 0.3%
Bombardier, Inc. (B)	6.000	10-15-22	942,000	706,500
Bombardier, Inc. (B)	7.875	04-15-27	409,000	264,828
Moog, Inc. (B)	4.250	12-15-27	248,000	232,500
Signature Aviation US Holdings, Inc. (B)	4.000	03-01-28	274,000	232,900
TransDigm, Inc. (B)	6.250	03-15-26	875,000	856,406
TransDigm, Inc. (B)	8.000	12-15-25	55,000	57,200
Air freight and logistics 0.4%
FedEx Corp.	4.400	01-15-47	2,300,000	2,372,765
Gol Finance SA (B)	7.000	01-31-25	310,000	155,000
Park-Ohio Industries, Inc.	6.625	04-15-27	535,000	409,275
Airlines 0.1%
Delta Air Lines, Inc. (B)	7.000	05-01-25	344,000	352,565
United Airlines Holdings, Inc.	4.875	01-15-25	208,000	151,840
Building products 0.2%
Advanced Drainage Systems, Inc. (B)	5.000	09-30-27	550,000	540,375
American Woodmark Corp. (B)	4.875	03-15-26	412,000	384,190
Griffon Corp.	5.750	03-01-28	438,000	417,195
Commercial services and supplies 0.3%
Covanta Holding Corp.	5.875	07-01-25	655,000	633,713
GFL Environmental, Inc. (B)	5.125	12-15-26	148,000	153,920
GFL Environmental, Inc. (B)	8.500	05-01-27	324,000	353,546
Prime Security Services Borrower LLC (B)	5.750	04-15-26	279,000	274,899
Prime Security Services Borrower LLC (B)	6.250	01-15-28	313,000	280,918
Construction and engineering 0.0%
IHS Netherlands Holdco BV (B)	8.000	09-18-27	92,000	83,720
Machinery 0.1%
Mueller Water Products, Inc. (B)	5.500	06-15-26	475,000	486,068
Trading companies and distributors 0.6%
Air Lease Corp.	3.625	12-01-27	2,150,000	1,792,974
GATX Corp.	4.550	11-07-28	1,775,000	1,916,185
United Rentals North America, Inc.	6.500	12-15-26	475,000	492,813
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.2%
Aeropuerto Internacional de Tocumen SA	5.625	05-18-36	411,000	$422,303
Aeropuerto Internacional de Tocumen SA (B)	6.000	11-18-48	262,000	264,620
DP World PLC (B)	4.700	09-30-49	82,000	70,520
DP World PLC (B)	5.625	09-25-48	594,000	567,270
DP World PLC (B)	6.850	07-02-37	126,000	136,238
Information technology 1.6%				10,865,887
Communications equipment 0.2%
Hughes Satellite Systems Corp.	6.625	08-01-26	600,000	642,000
ViaSat, Inc. (B)	5.625	04-15-27	545,000	536,825
IT services 0.3%
Fiserv, Inc.	3.200	07-01-26	2,125,000	2,276,635
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (B)	4.250	04-15-26	2,075,000	2,222,479
Entegris, Inc. (B)	4.625	02-10-26	560,000	561,400
Qorvo, Inc.	5.500	07-15-26	520,000	546,000
Software 0.4%
Fair Isaac Corp. (B)	4.000	06-15-28	533,000	529,003
Nuance Communications, Inc.	5.625	12-15-26	600,000	628,920
SS&C Technologies, Inc. (B)	5.500	09-30-27	560,000	574,000
VMware, Inc.	4.700	05-15-30	1,225,000	1,309,257
Technology hardware, storage and peripherals 0.2%
Dell International LLC (B)	5.850	07-15-25	173,000	188,605
Seagate HDD Cayman	4.875	06-01-27	816,000	850,763
Materials 3.5%				23,935,053
Chemicals 1.1%
CF Industries, Inc.	5.150	03-15-34	595,000	618,800
Element Solutions, Inc. (B)	5.875	12-01-25	675,000	669,938
ENN Clean Energy International Investment, Ltd.	7.500	02-27-21	200,000	197,032
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	450,000	433,125
Huntsman International LLC	4.500	05-01-29	2,075,000	1,999,180
Nutrien, Ltd.	5.000	04-01-49	1,850,000	2,375,739
OCI NV (B)	6.625	04-15-23	810,000	810,196
The Chemours Company	7.000	05-15-25	392,000	368,362
Construction materials 0.4%
Cemex SAB de CV (B)	5.450	11-19-29	385,000	317,625
U.S. Concrete, Inc.	6.375	06-01-24	415,000	391,864
Vulcan Materials Company	4.500	06-15-47	1,975,000	2,133,531
Containers and packaging 0.3%
WRKCo, Inc.	3.900	06-01-28	1,950,000	2,092,801
Metals and mining 1.4%
Anglo American Capital PLC (B)	4.000	09-11-27	1,900,000	1,895,027
ArcelorMittal SA	4.550	03-11-26	2,150,000	2,073,271
Corp. Nacional del Cobre de Chile (B)	3.000	09-30-29	55,000	52,893
Corp. Nacional del Cobre de Chile (B)	3.625	08-01-27	114,000	115,235
Corp. Nacional del Cobre de Chile (B)	4.375	02-05-49	719,000	732,767
Corp. Nacional del Cobre de Chile (B)	4.500	09-16-25	709,000	751,568
Corp. Nacional del Cobre de Chile	5.625	10-18-43	136,000	159,489
First Quantum Minerals, Ltd. (B)	6.875	03-01-26	120,000	105,240
First Quantum Minerals, Ltd. (B)	7.250	04-01-23	336,000	304,954
First Quantum Minerals, Ltd. (B)	7.500	04-01-25	120,000	105,900
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.000	09-01-27	818,000	$793,746
Indonesia Asahan Aluminium Persero PT (B)	5.710	11-15-23	195,000	199,388
Kaiser Aluminum Corp. (B)	4.625	03-01-28	475,000	442,225
Metinvest BV (B)	7.750	10-17-29	353,000	226,174
Metinvest BV	8.500	04-23-26	200,000	133,200
Newmont Corp.	6.250	10-01-39	975,000	1,367,978
Paper and forest products 0.3%
Boise Cascade Company (B)	5.625	09-01-24	645,000	641,775
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	340,000	329,273
Louisiana-Pacific Corp.	4.875	09-15-24	580,000	559,932
Norbord, Inc. (B)	6.250	04-15-23	545,000	536,825
Real estate 2.0%				13,809,443
Equity real estate investment trusts 1.9%
American Homes 4 Rent LP	4.250	02-15-28	2,000,000	1,982,713
Crown Castle International Corp.	3.800	02-15-28	1,675,000	1,845,051
Equinix, Inc.	2.625	11-18-24	2,150,000	2,250,857
MGM Growth Properties Operating Partnership LP	5.750	02-01-27	600,000	607,500
Office Properties Income Trust	4.250	05-15-24	2,050,000	1,929,629
SBA Communications Corp. (B)	3.875	02-15-27	138,000	140,933
SITE Centers Corp.	4.250	02-01-26	2,125,000	2,152,339
VICI Properties LP (B)	4.125	08-15-30	445,000	404,950
WEA Finance LLC (B)	2.875	01-15-27	2,125,000	1,962,500
Real estate management and development 0.1%
Mattamy Group Corp. (B)	4.625	03-01-30	360,000	322,862
Wanda Properties International Company, Ltd.	7.250	01-29-24	247,000	210,109
Utilities 2.6%				17,568,686
Electric utilities 1.6%
Electricite de France SA (B)	4.500	09-21-28	1,950,000	2,237,882
Enel Finance International NV (B)	4.625	09-14-25	1,750,000	1,910,980
Entergy Texas, Inc.	3.550	09-30-49	1,375,000	1,549,309
Eskom Holdings SOC, Ltd. (B)	5.750	01-26-21	542,000	483,058
Eskom Holdings SOC, Ltd. (B)	6.750	08-06-23	470,000	351,325
Eskom Holdings SOC, Ltd. (B)	7.125	02-11-25	178,000	129,940
Eskom Holdings SOC, Ltd. (B)	8.450	08-10-28	270,000	191,700
FirstEnergy Corp.	4.850	07-15-47	1,800,000	2,315,215
NextEra Energy Capital Holdings, Inc.	2.750	05-01-25	1,200,000	1,277,029
Vistra Operations Company LLC (B)	5.000	07-31-27	220,000	224,378
Vistra Operations Company LLC (B)	5.625	02-15-27	645,000	678,863
Gas utilities 0.1%
Southern Gas Corridor CJSC	6.875	03-24-26	419,000	437,486
Independent power and renewable electricity producers 0.5%
Calpine Corp. (B)	4.500	02-15-28	525,000	509,040
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,194,326
Minejesa Capital BV (B)	5.625	08-10-37	33,000	31,185
Mong Duong Finance Holdings BV (B)	5.125	05-07-29	214,000	202,975
NRG Energy, Inc.	5.750	01-15-28	356,000	382,700
Multi-utilities 0.4%
ACWA Power Management and Investments One, Ltd. (B)	5.950	12-15-39	498,000	485,650
CenterPoint Energy, Inc.	4.250	11-01-28	1,650,000	1,800,493

Cometa Energia SA de CV (B)	6.375	04-24-35	195,700	175,152
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (G) 19.2%				$132,068,241
(Cost $148,137,894)
Communication services 2.9%				19,593,230
Diversified telecommunication services 1.2%
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24	463,823	453,647
Consolidated Communications, Inc., 2016 Term Loan B (1 month LIBOR + 3.000%)	4.000	10-04-23	1,756,127	1,551,240
Conterra Ultra Broadband Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 4.500%)	4.910	04-30-26	554,104	522,936
Frontier Communications Corp., 2017 Term Loan B1 (D)	0.000	06-15-24	1,575,870	1,528,026
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (Prime Rate + 2.750%)	6.000	11-27-23	835,000	817,832
Iridium Satellite LLC, Term Loan (1 month LIBOR + 3.750%)	4.750	11-04-26	1,295,000	1,277,194
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	2.154	03-01-27	650,368	621,641
Telesat LLC, Term Loan B5 (1 month LIBOR + 2.750%)	3.160	12-07-26	1,231,913	1,157,480
Entertainment 0.2%
UFC Holdings LLC, 2019 Term Loan (1 month LIBOR + 3.250%)	4.250	04-29-26	1,109,327	1,034,447
Interactive media and services 0.2%
MH Sub I LLC, 2017 1st Lien Term Loan (6 month LIBOR + 3.750%)	4.822	09-13-24	1,334,019	1,231,580
Media 1.0%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	3.154	07-31-25	1,498,234	1,365,266
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%)	2.160	04-30-25	1,104,032	1,068,615
Cogeco Communications USA II LP, 2017 1st Lien Term Loan (1 month LIBOR + 2.000%)	2.404	01-03-25	1,021,943	973,912
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	3.064	07-17-25	1,503,752	1,428,323
Hubbard Radio LLC, 2015 Term Loan B (3 month LIBOR + 3.500%)	4.500	03-28-25	714,095	535,571
Terrier Media Buyer, Inc., Term Loan B (3 month LIBOR + 4.250%)	5.700	12-17-26	1,117,200	1,036,203
Zayo Group Holdings, Inc., USD Term Loan (1 month LIBOR + 3.000%)	3.487	03-09-27	705,000	660,733
Wireless telecommunication services 0.3%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	2.160	04-11-25	924,033	890,536
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (6 month LIBOR + 5.000%)	6.873	03-09-23	844,532	578,766
T-Mobile USA, Inc., 2020 Term Loan (H)	TBD	04-01-27	865,000	859,282
Consumer discretionary 2.2%				15,289,107
Auto components 0.1%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%)	3.904	04-30-26	796,000	718,788
Diversified consumer services 0.3%
Whatabrands LLC, 2020 Term Loan B (1 month LIBOR + 2.750%)	3.732	07-31-26	736,305	677,400
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%)	5.500	11-29-24	1,442,159	1,397,092
Hotels, restaurants and leisure 0.8%
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 2.750%)	3.154	07-31-24	1,448,458	1,334,392
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	2.387	09-15-23	949,193	878,602
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	3.154	12-23-24	1,404,202	1,181,875
Golden Nugget LLC, 2017 Incremental Term Loan B (1 and 3 month LIBOR + 2.750%)	3.455	10-04-23	1,519,035	1,212,008
Motion Finco LLC, Delayed Draw Term Loan B2 (3 and 6 month LIBOR + 3.250%)	4.323	11-04-26	136,612	117,573
Motion Finco LLC, USD Term Loan B1 (3 and 6 month LIBOR + 3.250%)	4.323	11-13-26	1,039,440	894,574
Leisure products 0.3%
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%)	3.820	08-24-26	949,230	770,262
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.904	08-05-24	1,572,865	1,445,070
Multiline retail 0.1%
JC Penney Corp., Inc., 2016 Term Loan B (3 month LIBOR + 4.250%)	5.863	06-23-23	1,091,864	498,163
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.6%
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%)	6.072	09-25-24	1,480,058	$1,243,249
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%)	3.375	10-19-26	938,899	867,646
Party City Holdings, Inc., 2018 Term Loan B (1, 2, and 6 month LIBOR + 2.500%)	4.068	08-19-22	683,823	335,716
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%)	4.250	01-26-23	1,112,827	724,038
PetSmart, Inc., Consenting Term Loan (6 month LIBOR + 4.000%)	5.000	03-11-22	1,024,680	992,659
Consumer staples 2.0%				13,899,019
Beverages 0.2%
Refresco Holding BV, USD Term Loan B3 (2 month LIBOR + 3.250%)	4.954	03-28-25	1,515,641	1,449,331
Food products 1.1%
Chobani LLC, 2017 Term Loan B (1 month LIBOR + 3.500%)	4.500	10-10-23	1,347,906	1,279,015
Dole Food Company, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	04-06-24	1,390,067	1,331,573
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.250	01-29-27	1,495,000	1,379,765
Hostess Brands LLC, 2019 Term Loan (1, 2, and 3 month LIBOR + 2.500%)	3.007	08-03-25	1,331,261	1,268,865
JBS USA LUX SA, 2019 Term Loan B (2 month LIBOR + 2.000%)	3.072	05-01-26	856,350	823,706
Nomad Foods Lux Sarl, 2017 USD Term Loan B4 (1 month LIBOR + 2.250%)	3.064	05-15-24	1,079,423	1,039,959
Upfield USA Corp., 2018 USD Term Loan B2 (3 month LIBOR + 3.000%)	4.451	07-02-25	649,433	612,629
Household products 0.2%
Diamond BC BV, USD Term Loan (1 and 3 month LIBOR + 3.000%)	3.759	09-06-24	646,692	554,946
Energizer Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	3.250	12-17-25	470,250	459,279
Personal products 0.5%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	2.404	01-26-24	1,024,859	996,163
Revlon Consumer Products Corp., 2016 Term Loan B (3 month LIBOR + 3.500%)	5.113	09-07-23	3,392,538	1,381,238
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%)	5.322	10-01-26	1,447,388	1,322,550
Energy 0.7%				4,877,268
Energy equipment and services 0.2%
Apergy Corp., 2018 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.938	05-09-25	807,053	698,101
Covia Holdings Corp., Term Loan (3 month LIBOR + 4.000%)	5.387	06-01-25	1,419,061	652,243
Oil, gas and consumable fuels 0.5%
Buckeye Partners LP, 2019 Term Loan B (1 month LIBOR + 2.750%)	3.766	11-01-26	1,230,000	1,149,287
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	4.950	12-19-21	1,899,269	1,845,463
Prairie ECI Acquiror LP, Term Loan B (3 month LIBOR + 4.750%)	6.200	03-11-26	739,767	532,174
Financials 1.1%				7,752,999
Capital markets 0.1%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.742	11-28-21	969,153	802,778
Diversified financial services 0.6%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%)	3.500	04-04-24	1,027,734	987,765
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.250%)	3.322	02-28-25	951,156	596,061
Deerfield Dakota Holding LLC 2020 USD Term Loan B (1 month LIBOR+ 3.750%)	4.750	04-09-27	1,070,000	1,016,500
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%)	3.654	10-01-25	1,501,000	1,466,762
Insurance 0.4%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.968	05-09-25	1,173,947	1,099,695
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	4.000	08-04-22	914,799	$879,122
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%)	5.692	04-25-25	518,700	496,002
USI, Inc., 2017 Repriced Term Loan (1 month LIBOR + 3.000%)	3.404	05-16-24	434,570	408,314
Health care 2.4%				16,808,725
Health care equipment and supplies 0.1%
Global Medical Response, Inc., 2018 Term Loan B1 (1 month LIBOR + 3.250%)	4.250	04-28-22	1,102,185	1,009,535
Health care providers and services 1.2%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	4.950	04-22-24	2,033,289	1,511,242
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.154	10-10-25	2,500,967	1,708,986
LifePoint Health, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	4.154	11-17-25	2,572,087	2,371,310
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	09-03-24	1,202,175	1,069,936
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24	1,872,963	1,372,338
Health care technology 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.500	03-01-24	1,367,628	1,314,632
Life sciences tools and services 0.2%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	2.904	08-18-22	1,799,260	1,761,440
Pharmaceuticals 0.7%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.718	06-02-25	1,431,982	1,383,653
Catalent Pharma Solutions, Inc., Term Loan B2 (1 month LIBOR + 2.250%)	3.250	05-18-26	663,300	648,097
Elanco Animal Health, Inc., Term Loan B (H)	TBD	02-04-27	505,000	486,694
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	5.000	04-29-24	1,238,308	1,122,997
IQVIA, Inc., 2017 USD Term Loan B2 (1 month LIBOR + 1.750%)	2.154	01-17-25	1,092,950	1,047,865
Industrials 3.7%				25,270,713
Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (3 month LIBOR + 2.000%)	3.613	02-24-25	720,000	693,180
Airlines 0.1%
American Airlines, Inc., 2017 Incremental Term Loan (1 month LIBOR + 2.000%)	2.814	12-14-23	820,000	627,956
Building products 0.4%
APi Group DE, Inc., Term Loan B (1 month LIBOR + 2.500%)	2.904	10-01-26	927,675	892,498
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	4.579	04-12-25	1,040,429	889,566
HNC Holdings, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	10-05-23	834,258	761,260
Commercial services and supplies 1.0%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	3.000	11-10-23	1,232,065	1,215,297
Clean Harbors, Inc., 2017 Term Loan B (1 month LIBOR + 1.750%)	2.154	06-28-24	1,186,922	1,155,029
GFL Environmental, Inc., 2018 USD Term Loan B (1 month LIBOR + 3.000%)	4.000	05-30-25	1,232,519	1,209,101
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.404	09-21-26	498,750	448,875
Prime Security Services Borrower LLC, 2019 Term Loan B1 (1 month LIBOR + 3.250%)	4.266	09-23-26	1,088,077	1,029,005
TMS International Corp., 2018 Term Loan B2 (1 and 3 month LIBOR + 2.750%)	3.750	08-14-24	370,114	333,103
West Corp., 2017 Term Loan (3 month LIBOR + 4.000%)	5.450	10-10-24	1,560,138	1,217,891
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.1%
Vertiv Group Corp., Term Loan B (1 month LIBOR + 3.000%)	3.993	03-02-27	850,000	$796,875
Machinery 1.4%
Blount International, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	4.750	04-12-23	835,139	741,185
Douglas Dynamics LLC, 2017 Incremental Term Loan (1 month LIBOR + 3.000%)	3.404	12-31-21	1,079,516	1,025,541
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.404	03-29-25	2,268,537	2,151,321
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	3.750	04-01-24	2,572,209	2,361,391
Ingersoll Rand Company, Ltd., 2020 USD Term Loan (1 month LIBOR + 1.750%)	2.154	03-01-27	505,178	478,404
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	4.220	11-06-24	1,740,215	1,567,290
Titan Acquisition, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	4.450	03-28-25	728,556	637,669
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.987	10-23-25	786,162	621,068
Professional services 0.3%
Creative Artists Agency LLC, 2019 Term Loan B (1 month LIBOR + 3.750%)	4.154	11-27-26	956,475	853,654
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%)	2.154	11-16-26	1,022,181	977,624
Road and rail 0.2%
AI Convoy Luxembourg Sarl, USD Term Loan B (3 and 6 month LIBOR + 3.500%)	4.650	01-17-27	550,000	517,919
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	3.450	12-30-26	1,125,000	1,086,030
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.654	01-02-25	1,055,327	981,981
Information technology 2.4%				16,273,450
Communications equipment 0.4%
Ciena Corp., 2020 Term Loan B (1 month LIBOR + 1.750%)	2.468	09-26-25	1,002,338	986,300
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.654	04-06-26	857,845	804,538
Plantronics, Inc., 2018 Term Loan B (1 and 6 month LIBOR + 2.500%)	2.991	07-02-25	1,359,575	1,105,293
Electronic equipment, instruments and components 0.3%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	07-26-24	1,227,081	1,030,748
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1, 3, and 6 month LIBOR + 3.250%)	4.250	02-28-25	1,156,400	817,193
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (6 month LIBOR + 8.000%)	9.000	02-28-26	700,000	392,000
IT services 0.1%
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	4.250	02-01-24	674,725	524,598
Software 1.0%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	5.064	12-15-24	2,058,635	1,800,441
Infor US, Inc., Term Loan B6 (1 month LIBOR + 2.750%)	3.750	02-01-22	1,540,553	1,511,021
Informatica LLC, 2020 USD Term Loan B (1 month LIBOR + 3.250%)	3.654	02-25-27	500,000	468,750
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	2.154	04-16-25	756,447	726,273
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	2.154	04-16-25	539,777	518,246
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	4.814	03-05-27	785,000	717,788
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%)	4.154	05-04-26	651,725	620,475
Technology hardware, storage and peripherals 0.6%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	2.750	09-19-25	1,431,676	1,393,021
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	05-16-24	918,711	867,226
TierPoint LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.750	05-06-24	929,033	830,788
Western Digital Corp., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	2.766	04-29-23	1,211,766	1,158,751
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 1.1%				$7,770,584
Chemicals 0.7%
Atotech Alpha 3 BV, 2017 Term Loan B1 (3 month LIBOR + 3.000%)	4.450	01-31-24	1,457,807	1,357,131
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%)	2.404	01-31-26	715,965	681,956
Encapsys LLC, 2020 Term Loan B2 (1 month LIBOR + 3.250%)	4.250	11-07-24	1,275,282	1,147,753
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	3.700	02-14-24	1,611,345	1,540,849
Construction materials 0.1%
Summit Materials LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	2.404	11-21-24	694,458	652,791
Containers and packaging 0.1%
Berry Global, Inc., Term Loan W (1 month LIBOR + 2.000%)	2.829	10-01-22	710,000	690,773
Paper and forest products 0.2%
Flex Acquisition Company, Inc., 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.433	12-29-23	1,822,339	1,699,331
Real estate 0.3%				1,851,538
Equity real estate investment trusts 0.2%
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	2.417	12-20-24	1,070,000	990,018
Real estate management and development 0.1%
Realogy Group LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	3.243	02-08-25	1,032,725	861,520
Utilities 0.4%				2,681,608
Electric utilities 0.2%
Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 1.750%)	2.248	12-31-25	1,423,761	1,376,749
Independent power and renewable electricity producers 0.2%

Calpine Corp., Term Loan B5 (1 month LIBOR + 2.250%)	2.660	01-15-24	1,352,914	1,304,859
Collateralized mortgage obligations 15.7%				$107,799,880
(Cost $114,287,148)
Commercial and residential 15.5%				106,126,952
280 Park Avenue Mortgage Trust Series 2017-280P, Class A (1 month LIBOR + 0.880%) (A)(B)	1.694	09-15-34	2,500,000	2,381,081
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(I)	3.763	04-25-48	1,510,628	1,522,215
BBCMS Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR + 0.722%) (A)(B)	1.536	03-15-37	3,700,000	3,486,676
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	1.785	03-15-37	2,225,000	2,054,769
BBCMS Trust Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (A)(B)	1.814	10-15-37	2,003,002	1,712,903
BX Commercial Mortgage Trust
Series 2019-IMC, Class B (1 month LIBOR + 1.300%) (A)(B)	2.114	04-15-34	3,000,000	2,655,531
Series 2019-XL, Class B (1 month LIBOR + 1.080%) (A)(B)	1.894	10-15-36	1,433,101	1,391,711
Series 2020-BXLP, Class B (1 month LIBOR + 1.000%) (A)(B)	1.814	12-15-36	1,500,000	1,433,432
BX Trust Series 2019-ATL, Class A (1 month LIBOR + 1.087%) (A)(B)	1.901	10-15-36	4,000,000	3,637,056
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(B)	2.668	11-15-31	1,216,964	1,157,951
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A (1 month LIBOR + 0.950%) (A)(B)	1.764	11-15-36	2,000,000	1,833,327
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(B)	1.914	07-15-30	2,170,815	2,043,899
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(B)	1.744	11-15-36	4,900,000	4,519,124
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton)
Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(B)	1.644	12-15-36	3,575,000	3,165,250
Series 2019-SST2, Class A (1 month LIBOR + 0.920%) (A)(B)	1.734	12-15-36	3,040,000	2,929,165
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(B)	1.087	07-25-36	588,067	$582,293
CLNY Trust Series 2019-IKPR, Class A (1 month LIBOR + 1.129%) (A)(B)	1.943	11-15-38	3,500,000	3,140,562
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	1.167	02-25-35	1,858,404	1,579,612
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (A)(B)	2.044	05-15-36	3,000,000	2,880,025
DBGS Mortgage Trust Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (A)(B)	1.459	06-15-33	4,000,000	3,668,776
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1 (B)(I)	2.976	12-25-57	905,555	906,413
Series 2019-2A, Class A1 (B)(I)	3.558	04-25-59	1,418,054	1,408,784
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(B)	1.225	11-26-35	1,572,757	1,442,303
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	0.918	05-19-47	1,693,359	1,486,291
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(B)	1.584	12-15-34	2,675,000	2,419,997
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.830%) (A)(B)	3.207	08-05-34	6,250,000	5,822,523
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (I)	3.245	01-25-36	471,557	378,052
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A2	2.921	05-15-48	420,376	420,034
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,189,905	2,932,934
Series 2019-MARG, Class A (1 month LIBOR + 1.100%) (A)(B)	1.914	05-15-34	2,250,000	2,082,287
Key Commercial Mortgage Securities Trust Series 2019-S2, Class A1 (B)	2.656	06-15-52	2,935,463	2,997,648
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%) (A)(B)	2.685	03-01-24	1,084,510	1,043,357
Series 2019-3, Class A1 (1 month LIBOR + 1.500%) (A)(B)	2.485	04-01-24	2,781,407	2,613,636
Series 2019-4, Class A1 (1 month LIBOR + 1.500%) (A)(B)	2.485	05-01-24	4,272,850	3,842,472
MBRT Series 2019-MBR, Class A (1 month LIBOR + 0.850%) (A)(B)	1.664	11-15-36	4,300,000	3,970,930
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class A (1 month LIBOR + 0.850%) (A)(B)	1.664	11-15-34	2,673,393	2,351,822
Series 2019-NUGS, Class A (1 month LIBOR + 0.950%) (A)(B)	2.450	12-15-36	2,200,000	2,102,551
Motel 6 Trust Series 2017-MTL6, Class B (1 month LIBOR + 1.190%) (A)(B)	2.004	08-15-34	1,604,896	1,451,900
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (A)(B)	1.714	10-15-37	1,775,000	1,663,885
MTRO Commercial Mortgage Trust Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (A)(B)	1.714	12-15-33	2,650,000	2,487,999
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (B)(I)	3.961	01-15-32	4,250,000	4,284,759
RBSSP Resecuritization Trust
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(B)	1.957	01-26-36	255,800	255,045
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(B)	2.307	11-26-35	1,197,836	1,193,101
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(B)	2.127	04-26-35	209,259	208,450
Verus Securitization Trust
Series 2019-2, Class A1 (B)(I)	3.211	05-25-59	1,208,612	1,210,039
Series 2019-3, Class A1 (B)	2.784	07-25-59	1,896,942	1,897,470
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	1.127	01-25-45	582,620	547,059
Series 2005-AR11, Class A1A (1 month LIBOR + 0.320%) (A)	0.807	08-25-45	1,400,055	1,337,463
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	1.487	12-25-45	1,419,468	1,304,508
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	0.947	04-25-45	1,347,947	1,256,943
Series 2005-AR8, Class 1A1A (1 month LIBOR + 0.540%) (A)	1.487	07-25-45	1,222,759	1,030,939
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.2%				$1,672,928
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	230,388	233,217
Series 4013, Class DK	3.000	02-15-31	743,254	772,359

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	634,510	667,352
Asset backed securities 10.0%				$68,561,729
(Cost $71,104,907)
Asset backed securities 10.0%				68,561,729
AmeriCredit Automobile Receivables Trust Series 2017-3, Class C	2.690	06-19-23	2,150,000	2,146,313
Aqua Finance Trust Series 2019-A, Class A (B)	3.140	07-16-40	1,636,578	1,644,898
Drive Auto Receivables Trust Series 2019-1, Class C	3.780	04-15-25	2,415,000	2,410,973
Ford Credit Auto Owner Trust Series 2018-1, Class A (B)	3.190	07-15-31	2,575,000	2,627,049
Invitation Homes Trust
Series 2017-SFR2, Class A (1 month LIBOR + 0.850%) (A)(B)	1.601	12-17-36	1,925,261	1,861,354
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(B)	1.451	03-17-37	2,708,271	2,594,683
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(B)	1.714	06-17-37	3,171,570	3,063,395
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (A)(B)	1.751	07-17-37	3,033,298	2,943,492
New Residential Advance Receivables Trust Series 2019-T2, Class AT2 (B)	2.520	08-15-53	3,000,000	2,856,857
Ocwen Master Advance Receivables Trust Series 2019-T2, Class BT2 (B)	2.646	08-15-51	1,600,000	1,585,449
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1 (B)	3.844	12-25-58	1,978,976	1,856,978
Series 2019-NPL3, Class A1 (B)	3.105	07-27-59	966,447	886,481
Santander Drive Auto Receivables Trust Series 2018-1, Class E (B)	4.370	05-15-25	1,775,000	1,555,132
SMB Private Education Loan Trust
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (A)(B)	2.564	05-17-32	900,000	888,047
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	1.564	10-15-35	2,162,701	2,095,422
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(B)	1.537	08-27-35	469,697	461,377
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(B)	1.587	10-27-36	527,360	515,073
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(B)	1.437	01-25-39	313,171	311,696
Springleaf Funding Trust Series 2016-AA, Class A (B)	2.900	11-15-29	282,072	281,793
TAL Advantage V LLC Series 2013-2A, Class A (B)	3.550	11-20-38	1,343,750	1,329,608
Towd Point Mortgage Trust Series 2018-4, Class A1 (B)(I)	3.000	06-25-58	3,447,985	3,524,063
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(B)	1.664	12-15-20	4,150,000	4,135,753
Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (A)(B)	1.544	03-15-22	3,780,000	3,765,432
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1 (B)	3.967	02-25-49	1,485,209	1,352,771
Series 2019-NPL4, Class A1A (B)	3.352	08-25-49	1,826,676	1,597,751
Series 2020-NPL5, Class A1A (B)	2.982	03-25-50	2,356,171	2,112,140
VOLT LXIV LLC Series 2017-NP11, Class A1 (B)	3.375	10-25-47	1,006,938	930,641
VOLT LXXX LLC Series 2019-NPL6, Class A1A (B)	3.228	10-25-49	2,657,544	2,323,078
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A (B)	3.327	11-26-49	1,754,859	1,581,918
VOLT LXXXIV LLC Series 2019-NP10, Class A1A (B)	3.426	12-27-49	3,472,229	3,235,218
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Volt LXXXVII LLC Series 2020-NPL4, Class A1 (B)	2.981	03-25-50	2,914,075	$2,620,118
World Financial Network Credit Card Master Trust
Series 2017-C, Class M	2.660	08-15-24	3,375,000	3,380,458
Series 2018-B, Class M	3.810	07-15-25	4,100,000	4,086,318

	Shares	Value
Common stocks 0.0%		$16,011
(Cost $98,216)
Energy 0.0%		16,011
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (E)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)	1,348	14,128
Oil, gas and consumable fuels 0.0%
Euronav NV	7	75
Southcross Holdings LP (E)	246	1,538

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$16,231
(Cost $4,430)
Texas Competitive Electric Holdings Company LLC (E)(J)	11.500	10-01-20	10,820,544	16,231

	Shares/Notional amount	Value
Purchased options 0.0%		$1,184
(Cost $78,096)
Calls 0.0%		1,184
Over the Counter Option on the USD vs. HKD (Expiration Date: 9-1-20; Strike Price: $7.86; Counterparty: Goldman Sachs International) (E)(K)	2,373,690	1,156
Over the Counter Option on the USD vs. HKD (Expiration Date: 9-1-20; Strike Price: $7.86; Counterparty: Goldman Sachs International) (E)(K)	5,696,857	28

	Yield (%)	Shares	Value
Short-term investments 2.0%			$14,202,805
(Cost $14,202,805)
Short-term funds 2.0%			14,202,805
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.2663(L)	14,202,805	14,202,805

Total investments (Cost $719,761,671) 98.0%	$673,558,392
Other assets and liabilities, net 2.0%	13,446,238
Total net assets 100.0%	$687,004,630

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $268,464,743 or 39.1% of the fund's net assets as of 4-30-20.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing - Issuer is in default.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 4-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 4-30-20:
United States	76.4%
United Kingdom	2.0%
Mexico	1.5%
Ireland	1.4%
France	1.2%
Netherlands	1.1%
Luxembourg	1.1%
Canada	1.1%
Other countries	14.2%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Jun 2020	$36,780,410	$37,473,047	$692,637
5-Year U.S. Treasury Note Futures	1,026	Long	Jun 2020	123,525,448	128,746,969	5,221,521
10-Year U.S. Treasury Note Futures	155	Short	Jun 2020	(20,337,108)	(21,554,688)	(1,217,580)
Ultra U.S. Treasury Bond Futures	312	Short	Jun 2020	(61,299,739)	(70,131,750)	(8,832,011)
						$(4,135,433)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	398,000	USD	79,459	CITI	5/5/2020	—	$(6,269)
BRL	693,000	USD	138,326	GSI	5/5/2020	—	(10,887)
BRL	870,000	USD	173,927	JPM	5/5/2020	—	(13,939)
BRL	68,000	USD	12,054	CITI	6/2/2020	$421	—
BRL	693,000	USD	122,753	GSI	6/2/2020	4,378	—
CLP	115,308,192	USD	134,423	CITI	5/27/2020	3,765	—
CZK	2,387,452	USD	104,189	CITI	5/6/2020	—	(7,605)
CZK	3,768,000	USD	163,976	GSI	5/6/2020	—	(11,543)
CZK	9,199,792	USD	395,236	JPM	5/6/2020	—	(23,063)
EUR	464,587	USD	503,951	JPM	6/25/2020	5,689	—
HUF	14,092,000	USD	43,010	CITI	6/26/2020	768	—
HUF	118,404,150	USD	361,896	GSI	6/26/2020	5,935	—
HUF	95,835,850	USD	291,959	JPM	6/26/2020	5,762	—
IDR	3,843,117,000	USD	233,199	JPM	5/15/2020	20,686	—
PLN	345,000	USD	82,422	CITI	6/17/2020	710	—
PLN	585,266	USD	143,561	GSI	6/17/2020	—	(2,534)
PLN	698,000	USD	167,100	JPM	6/17/2020	1,091	—
THB	5,636,000	USD	172,381	CITI	7/20/2020	1,823	—
THB	8,631,664	USD	264,006	GSI	7/20/2020	2,792	—
THB	1,638,000	USD	50,092	JPM	7/20/2020	537	—
USD	75,994	BRL	398,000	CITI	5/5/2020	2,804	—
USD	123,008	BRL	693,000	GSI	5/5/2020	—	(4,431)
USD	168,500	BRL	870,000	JPM	5/5/2020	8,512	—
USD	481,380	COP	1,889,204,417	CITI	5/20/2020	4,871	—
USD	18,488	CZK	474,250	GSI	5/6/2020	—	(697)
USD	7,328,783	EUR	6,791,235	JPM	6/25/2020	—	(121,045)
USD	250,954	HUF	81,585,000	GSI	6/26/2020	—	(2,496)
USD	97,017	IDR	1,410,346,000	CITI	5/15/2020	3,846	—
USD	115,619	IDR	1,658,206,000	GSI	5/15/2020	6,074	—
USD	476,537	IDR	7,281,704,000	JPM	5/15/2020	—	(4,509)
USD	117,229	MXN	2,882,140	CITI	5/29/2020	—	(1,878)
USD	106,909	MXN	2,628,456	GSI	5/29/2020	—	(1,715)
USD	118,437	MXN	2,912,694	JPM	5/29/2020	—	(1,933)
USD	212,171	PEN	729,000	CITI	6/19/2020	—	(3,197)
USD	78,321	PEN	268,821	GSI	6/19/2020	—	(1,097)
USD	352,221	RUB	28,165,000	GSI	6/30/2020	—	(22,946)
USD	359,767	ZAR	5,839,551	GSI	5/13/2020	45,027	—
						$125,491	$(241,784)
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.33	38,825,000	USD	$38,825,000	1.000%	Quarterly	Jun 2025	$4,464,373	$(355,107)	$4,109,266
Centrally cleared	CDX.NA.IG.34	80,975,000	USD	80,975,000	1.000%	Quarterly	Jun 2025	484,913	(1,123,123)	(638,210)
				$119,800,000				$4,949,286	$(1,478,230)	$3,471,056

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.33	6.681%	15,312,500	USD	$15,312,500	5.000%	Quarterly	Dec 2024	$(842,878)	$63,194	$(779,684)
					$15,312,500				$(842,878)	$63,194	$(779,684)

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx USD Liquid Leveraged Loan Index	3-Month USD LIBOR	Semi-Annual	USD	12,600,000	Jun 2020	JPM	—	$845,559	$845,559
								—	$845,559	$845,559
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	27

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$3,254,780	—	$3,254,780	—
Foreign government obligations	73,042,538	—	73,042,538	—
Corporate bonds	274,594,993	—	274,594,993	—
Term loans	132,068,241	—	132,068,241	—
Collateralized mortgage obligations	107,799,880	—	107,799,880	—
Asset backed securities	68,561,729	—	68,561,729	—
Common stocks	16,011	$75	15,936	—
Escrow certificates	16,231	—	—	$16,231
Purchased options	1,184	—	1,184	—
Short-term investments	14,202,805	14,202,805	—	—
Total investments in securities	$673,558,392	$14,202,880	$659,339,281	$16,231
Derivatives:
Assets
Futures	$5,914,158	$5,914,158	—	—
Forward foreign currency contracts	125,491	—	$125,491	—
Swap contracts	65,875	—	65,875	—
Liabilities
Futures	(10,049,591)	(10,049,591)	—	—
28	|

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$(241,784)	—	$(241,784)	—
Swap contracts	3,471,056	—	3,471,056	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$1,851,041	$7,633,944	$(9,484,542)	$224	$(667)	$9,092	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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